Note 4 - Other Liabilities: Other Liabilities (Details) - USD ($)	Jun. 30, 2025	May 01, 2025
Details
Former SAP creditors - Credit facilities*	$ 47,975	$ 95,000
Mammoth Crest Capital*	910,000	1,000,000
Calvary Fund loan*	0	845,000
Credit cards	79,839	79,839
Chris Davenport*	133,496	133,496
Vendor payables	588,043	626,367
Other current liabilities	$ 1,679,514	$ 2,694,863